SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity [Table Text Block]
				Weighted average
		Weighted average	Weighted	remaining
	Number of	exercise price	average fair	contractual life
	options	($Cdn)	value ($Cdn)	(in years)
Closing Balance, December 31, 2022	1,040,000	0.065	0.065	1.51
Closing Balance, December 31, 2023	1,040,000	0.065	0.065	0.51
Expired	(1,040,000)	0.065
Closing Balance, December 31, 2024	-	0.065	0.065	-